Consolidated Quarterly Holdings Report
for
Fidelity® Emerging Markets Fund
July 31, 2026
EMF-NPRT3-0926
1.804872.122
Common Stocks - 97.7%
	Shares	Value ($)
BRAZIL - 4.6%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
MercadoLibre Inc (a)	19,100	35,868,845
Energy - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
PRIO SA/Brazil (a)	5,944,400	71,356,488
Financials - 2.5%
Banks - 1.7%
NU Holdings Ltd/Cayman Islands Class A (a)	12,398,070	177,664,343
Capital Markets - 0.8%
Banco BTG Pactual SA unit	7,917,800	88,719,221
TOTAL FINANCIALS		266,383,564
Information Technology - 0.5%
Software - 0.5%
TOTVS SA	8,574,200	52,536,353
Utilities - 0.6%
Electric Utilities - 0.6%
Equatorial SA	9,117,500	69,534,843
TOTAL BRAZIL		495,680,093
CANADA - 1.1%
Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Cameco Corp	750,000	64,725,185
Materials - 0.5%
Metals & Mining - 0.5%
G Mining Ventures Corp (a)	1,623,200	49,477,002
TOTAL CANADA		114,202,187
CHILE - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Antofagasta PLC	1,631,800	80,382,896
CHINA - 21.0%
Communication Services - 5.3%
Interactive Media & Services - 5.3%
Tencent Holdings Ltd	9,367,500	572,382,220
Consumer Discretionary - 3.4%
Automobiles - 0.9%
BYD Co Ltd H Shares	8,097,200	96,800,729
Broadline Retail - 2.5%
Alibaba Group Holding Ltd ADR (b)	2,234,700	273,192,075
TOTAL CONSUMER DISCRETIONARY		369,992,804
Consumer Staples - 0.8%
Beverages - 0.8%
Eastroc Beverage Group Co Ltd A Shares (China)	2,130,700	42,877,039
Kweichow Moutai Co Ltd A Shares (China)	225,718	45,106,493
TOTAL CONSUMER STAPLES		87,983,532
Financials - 0.8%
Banks - 0.8%
Bank of Chengdu Co Ltd A Shares (China)	30,607,145	83,115,266
Health Care - 1.8%
Health Care Equipment & Supplies - 0.5%
APT Medical Inc A Shares (China)	1,696,300	57,114,107
Pharmaceuticals - 1.3%
Consun Pharmaceutical Group Ltd	15,867,000	27,698,055
Hansoh Pharmaceutical Group Co Ltd (c)(d)	26,418,000	108,401,923
		136,099,978
TOTAL HEALTH CARE		193,214,085
Industrials - 5.5%
Construction & Engineering - 0.5%
L&K Engineering Suzhou Co Ltd A Shares (China)	2,710,945	59,461,126
Electrical Equipment - 3.4%
Contemporary Amperex Technology Co Ltd A Shares (China)	3,562,037	208,707,391
Sieyuan Electric Co Ltd A Shares (China)	6,551,166	151,762,625
		360,470,016
Machinery - 1.6%
Airtac International Group	2,331,000	94,450,744
Neway Valve Suzhou Co Ltd A Shares (China)	12,386,679	83,691,512
		178,142,256
TOTAL INDUSTRIALS		598,073,398
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 0.9%
NAURA Technology Group Co Ltd A Shares (China)	995,539	101,083,596
Software - 0.6%
Pony AI Inc ADR (a)(b)	4,496,300	35,385,881
Z AI Co Ltd H Shares (b)	244,500	30,786,972
		66,172,853
TOTAL INFORMATION TECHNOLOGY		167,256,449
Materials - 1.9%
Metals & Mining - 1.9%
JCHX Mining Management Co Ltd A Shares (China)	7,145,000	78,681,283
Zijin Mining Group Co Ltd A Shares (China)	25,256,344	123,503,067
TOTAL MATERIALS		202,184,350
TOTAL CHINA		2,274,202,104
FRANCE - 1.4%
Energy - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Gaztransport Et Technigaz SA	666,841	150,486,979
GERMANY - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
BioNTech SE ADR (a)	660,800	59,855,264
GREECE - 0.7%
Financials - 0.7%
Banks - 0.7%
Optima bank SA	6,305,682	75,767,959
HUNGARY - 0.5%
Health Care - 0.5%
Pharmaceuticals - 0.5%
Richter Gedeon Nyrt	1,346,155	50,205,168
INDIA - 9.4%
Communication Services - 0.8%
Wireless Telecommunication Services - 0.8%
Bharti Airtel Ltd	4,405,031	91,028,824
Consumer Discretionary - 1.1%
Hotels, Restaurants & Leisure - 1.0%
Eternal Ltd (a)	33,001,300	104,613,055
Specialty Retail - 0.1%
Lenskart Solutions Ltd (a)	3,138,591	18,468,670
TOTAL CONSUMER DISCRETIONARY		123,081,725
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Reliance Industries Ltd	8,046,936	110,203,148
Financials - 4.2%
Banks - 1.9%
HDFC Bank Ltd/Gift City	16,849,834	131,999,279
Kotak Mahindra Bank Ltd	15,316,740	62,630,618
		194,629,897
Capital Markets - 0.9%
360 ONE WAM Ltd	7,983,361	94,886,044
SBI Funds Management Ltd Parent (h)	142,649	881,032
SBI Funds Management Ltd Parent (h)	142,649	881,032
SBI Funds Management Ltd Parent	30,567	187,090
		96,835,198
Consumer Finance - 0.9%
Bajaj Finance Ltd	8,213,000	98,206,461
Insurance - 0.5%
SBI Life Insurance Co Ltd (c)(d)	2,808,300	55,376,473
TOTAL FINANCIALS		445,048,029
Health Care - 0.7%
Health Care Providers & Services - 0.7%
Max Healthcare Institute Ltd	6,861,200	78,990,134
Industrials - 1.6%
Aerospace & Defense - 0.5%
Bharat Electronics Ltd	12,669,300	51,506,821
Construction & Engineering - 0.7%
Larsen & Toubro Ltd	1,804,532	74,449,059
Professional Services - 0.4%
Computer Age Management Services Ltd	4,966,600	41,441,112
TOTAL INDUSTRIALS		167,396,992
TOTAL INDIA		1,015,748,852
INDONESIA - 0.7%
Financials - 0.7%
Banks - 0.7%
Bank Central Asia Tbk PT	216,149,470	75,754,990
ITALY - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Brunello Cucinelli SpA (b)	318,600	32,301,244
KAZAKHSTAN - 1.1%
Financials - 1.1%
Consumer Finance - 1.1%
Kaspi.KZ JSC ADR	1,297,600	115,200,928
KOREA (SOUTH) - 17.6%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Webtoon Entertainment Inc (a)(b)	6,503,396	59,310,972
Consumer Staples - 0.9%
Personal Care Products - 0.9%
APR Corp/Korea	458,780	100,601,038
Financials - 0.3%
Insurance - 0.3%
Seoul Guarantee Insurance Co	1,159,536	34,243,802
Health Care - 0.7%
Life Sciences Tools & Services - 0.7%
Samsung Biologics Co Ltd (a)(c)(d)	75,094	76,335,173
Industrials - 2.4%
Aerospace & Defense - 0.5%
Hanwha Aerospace Co Ltd	87,980	55,806,259
Industrial Conglomerates - 1.9%
SK Square Co Ltd	297,489	202,109,959
TOTAL INDUSTRIALS		257,916,218
Information Technology - 12.8%
Semiconductors & Semiconductor Equipment - 6.1%
SK Hynix Inc	587,787	659,536,783
Technology Hardware, Storage & Peripherals - 6.7%
Samsung Electronics Co Ltd	4,179,657	718,785,098
TOTAL INFORMATION TECHNOLOGY		1,378,321,881
TOTAL KOREA (SOUTH)		1,906,729,084
MEXICO - 1.9%
Consumer Staples - 1.3%
Consumer Staples Distribution & Retail - 1.3%
BBB Foods Inc Class A (a)(b)	3,023,439	124,958,734
Grupo Comercial Chedraui SA de CV (b)	2,152,600	11,241,818
TOTAL CONSUMER STAPLES		136,200,552
Real Estate - 0.6%
Industrial REITs - 0.6%
Prologis Property Mexico SA de CV (b)	15,422,314	69,259,943
TOTAL MEXICO		205,460,495
NETHERLANDS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
BE Semiconductor Industries NV	196,000	44,807,950
PERU - 1.1%
Financials - 1.1%
Banks - 1.1%
Credicorp Ltd	307,500	123,178,350
POLAND - 1.6%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Dino Polska SA (a)(c)(d)	4,999,606	42,868,535
Financials - 1.2%
Banks - 1.2%
Powszechna Kasa Oszczednosci Bank Polski SA	4,301,200	128,863,867
TOTAL POLAND		171,732,402
RUSSIA - 0.0%
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (a)(f)	25,741,060	3
SAUDI ARABIA - 1.4%
Financials - 1.4%
Banks - 1.0%
Al Rajhi Bank	6,736,830	112,205,756
Insurance - 0.4%
Rasan Information Technology Co (a)	1,140,100	39,526,300
TOTAL SAUDI ARABIA		151,732,056
SOUTH AFRICA - 1.2%
Consumer Discretionary - 1.2%
Broadline Retail - 1.2%
Naspers Ltd Class N	2,397,700	125,981,471
SWEDEN - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
VEF AB (a)(e)	73,573,525	13,475,061
TAIWAN - 23.7%
Industrials - 1.0%
Electrical Equipment - 1.0%
Bizlink Holding Inc	1,631,000	103,892,685
Information Technology - 22.7%
Electronic Equipment, Instruments & Components - 0.4%
Delta Electronics Inc	926,000	45,578,146
Semiconductors & Semiconductor Equipment - 22.3%
ASPEED Technology Inc	192,500	84,112,561
eMemory Technology Inc	682,000	51,264,203
Taiwan Semiconductor Manufacturing Co Ltd	30,850,000	2,282,888,313
		2,418,265,077
TOTAL INFORMATION TECHNOLOGY		2,463,843,223
TOTAL TAIWAN		2,567,735,908
TURKEY - 1.0%
Industrials - 1.0%
Aerospace & Defense - 1.0%
Aselsan Elektronik Sanayi Ve Ticaret AS	15,242,151	109,780,375
UNITED ARAB EMIRATES - 2.1%
Energy - 1.1%
Energy Equipment & Services - 0.7%
ADNOC Drilling Co PJSC	48,523,783	76,887,672
Oil, Gas & Consumable Fuels - 0.4%
Adnoc Gas PLC	48,472,600	43,550,117
TOTAL ENERGY		120,437,789
Financials - 1.0%
Banks - 1.0%
Abu Dhabi Commercial Bank PJSC	27,303,784	111,504,699
TOTAL UNITED ARAB EMIRATES		231,942,488
UNITED KINGDOM - 0.6%
Financials - 0.6%
Financial Services - 0.6%
Revolut Group Holdings Ltd (a)(f)(g)	32,055	61,602,337
UNITED STATES - 3.1%
Health Care - 0.3%
Biotechnology - 0.3%
Legend Biotech Corp ADR (a)	1,729,100	32,074,805
Information Technology - 2.8%
Semiconductors & Semiconductor Equipment - 2.8%
NVIDIA Corp	1,525,880	306,320,410
TOTAL UNITED STATES		338,395,215
TOTAL COMMON STOCKS (Cost $5,909,706,624)		10,592,341,859

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
CHINA - 0.3%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Bytedance Ltd Series E1 (a)(f)(g)	85,253	28,173,559
INDIA - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Valuedrive Technologies Pvt Ltd Series A (f)(g)	1,405	2,148,793
Valuedrive Technologies Pvt Ltd Series B (f)(g)	2,825	4,320,527
Valuedrive Technologies Pvt Ltd Series C (f)(g)	12	18,353
Valuedrive Technologies Pvt Ltd Series C1 (f)(g)	10	15,294
Valuedrive Technologies Pvt Ltd Series G (f)(g)	18,092,600	7,685,419
Valuedrive Technologies Pvt Ltd Series S2 (f)(g)	684	1,046,103

TOTAL INDIA		15,234,489
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $23,328,779)		43,408,048

Non-Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
BRAZIL - 0.4%
Financials - 0.4%
Financial Services - 0.4%
Creditas Financial Solutions Ltd Series G2 (f)(g) (Cost $30,523,685)	224,729	47,563,893

Money Market Funds - 2.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	123,013,455	123,038,057
Fidelity Securities Lending Cash Central Fund (i)(j)	3.72	139,678,052	139,692,020
TOTAL MONEY MARKET FUNDS (Cost $262,727,889)			262,730,077

TOTAL INVESTMENT IN SECURITIES - 100.9% (Cost $6,226,286,977)	10,946,043,877
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(101,438,044)
NET ASSETS - 100.0%	10,844,605,833

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $282,982,104 or 2.6% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $282,982,104 or 2.6% of net assets.

(e)	Affiliated company.
(f)	Level 3 security.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $152,574,278 or 1.4% of net assets.

(h)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $1,762,064 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $69,665,330.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bytedance Ltd Series E1	11/18/2020	9,341,527

Creditas Financial Solutions Ltd Series G2	1/28/2022 - 7/28/2023	30,523,685

Revolut Group Holdings Ltd	12/27/2024 - 1/28/2026	31,391,970

Valuedrive Technologies Pvt Ltd Series A	2/12/2026	1,857,141

Valuedrive Technologies Pvt Ltd Series B	2/12/2026	3,734,108

Valuedrive Technologies Pvt Ltd Series C	2/12/2026	14,417

Valuedrive Technologies Pvt Ltd Series C1	2/12/2026	12,014

Valuedrive Technologies Pvt Ltd Series G	2/12/2026	7,547,821

Valuedrive Technologies Pvt Ltd Series S2	2/12/2026	821,751

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
SBI Funds Management Ltd Parent	10/15/2026

SBI Funds Management Ltd Parent	8/16/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	70,245,419	1,605,257,310	1,552,462,358	2,981,388	(4,502)	2,188	123,038,057	123,013,455
Fidelity Securities Lending Cash Central Fund	29,579,750	1,477,955,052	1,367,843,439	3,104,989	657	-	139,692,020	139,678,052
	99,825,169	3,083,212,362	2,920,305,797	6,086,377	(3,845)	2,188	262,730,077

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
VEF AB	17,308,684	-	-	-	-	(3,833,623)	13,475,061	73,573,525
Webtoon Entertainment Inc	94,522,549	20,043,594	6,637,727	-	(6,654,638)	(41,962,806)	-	-
Total	111,831,233	20,043,594	6,637,727	-	(6,654,638)	(45,796,429)	13,475,061

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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